UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets
	Airlines – 5.9%
2,028,000	Delta Air Lines, Inc.(b)	$33,482,280

	Automobiles – 10.4%
740,000	Honda Motor Co. Ltd., Sponsored ADR	28,312,400
300,000	Toyota Motor Corp., Sponsored ADR	30,792,000

		59,104,400

	Biotechnology – 4.5%
220,000	Celgene Corp.(b)	25,500,200

	Capital Markets – 13.9%
190,000	Goldman Sachs Group, Inc. (The)	27,958,500
2,330,000	Morgan Stanley	51,213,400

		79,171,900

	Chemicals – 5.9%
320,000	Monsanto Co.	33,801,600

	Diversified Financial Services – 10.2%
1,075,000	Citigroup, Inc.	47,558,000
230,000	JPMorgan Chase & Co.	10,915,800

		58,473,800

	Health Care Providers & Services – 2.6%
370,000	HCA Holdings, Inc.	15,033,100

	Household Durables – 16.3%
1,320,000	DR Horton, Inc.	32,076,000
790,000	Lennar Corp., Class A	32,769,200
1,410,000	PulteGroup, Inc.(b)	28,538,400

		93,383,600

	Internet Software & Services – 4.3%
31,100	Google, Inc., Class A(b)	24,694,333

	IT Services – 6.0%
202,000	Visa, Inc., Class A	34,307,680

	Oil, Gas & Consumable Fuels – 9.0%
195,000	Chevron Corp.	23,169,900
270,000	ExxonMobil Corp.	24,329,700
50,000	Occidental Petroleum Corp.	3,918,500

		51,418,100

	Road & Rail – 5.2%
227,000	Canadian Pacific Railway Ltd.	29,616,690

	Textiles, Apparel & Luxury Goods – 4.2%
410,000	NIKE, Inc., Class B	24,194,100

	Total Common Stocks (Identified Cost $485,897,355)	562,181,783

Principal Amount	Description	Value (†)
Short-Term Investments – 1.3%
$ 7,530,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $7,530,000 on 4/01/2013 collateralized by $7,720,000 Federal Home Loan Bank, 3.300% due 1/18/2033 valued at $7,681,400 including accrued interest(c) (Identified Cost $7,530,000)	$7,530,000

	Total Investments – 99.7% (Identified Cost $493,427,355)(a)	569,711,783
	Other assets less liabilities – 0.3%	1,842,488

	Net Assets – 100.0%	$571,554,271

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $493,427,355 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$77,712,152
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,427,724)

Net unrealized appreciation	$76,284,428

At December 31, 2012, late-year ordinary and post-October capital loss deferrals were $3,709,332. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$562,181,783	$—	$—	$562,181,783
Short-Term Investments	—	7,530,000	—	7,530,000

Total	$562,181,783	$7,530,000	$—	$569,711,783

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at March 31, 2013 (Unaudited)

Household Durables	16.3%
Capital Markets	13.9
Automobiles	10.4
Diversified Financial Services	10.2
Oil, Gas & Consumable Fuels	9.0
IT Services	6.0
Chemicals	5.9
Airlines	5.9
Road & Rail	5.2
Biotechnology	4.5
Internet Software & Services	4.3
Textiles, Apparel & Luxury Goods	4.2
Health Care Providers & Services	2.6
Short-Term Investments	1.3

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

Hansberger International Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets
	Australia – 2.5%
50,526	Westpac Banking Corp.	$1,626,009

	Brazil – 2.6%
95,114	Itau Unibanco Holding S.A., Preference ADR	1,693,029

	Canada – 6.0%
77,528	Cameco Corp.	1,611,032
109,837	Manulife Financial Corp.	1,617,524
22,938	Suncor Energy, Inc.	688,369

		3,916,925

	China – 12.9%
811,000	China Construction Bank Corp., Class H	664,792
242,000	China Overseas Land & Investment Ltd.	670,859
1,250,000	China State Construction International Holdings Ltd.	1,715,493
1,104,000	China Unicom Hong Kong Ltd.	1,482,060
316,500	Ping An Insurance (Group) Co. of China Ltd., Class H	2,461,940
46,500	Tencent Holdings Ltd.	1,487,284

		8,482,428

	France – 4.0%
90,858	AXA S.A.	1,570,148
20,728	BNP Paribas S.A.	1,065,784

		2,635,932

	Germany – 5.9%
17,965	Adidas AG	1,867,449
12,877	Henkel AG & Co. KGaA	1,017,806
12,361	SAP AG, Sponsored ADR	995,555

		3,880,810

	India – 3.9%
41,687	HDFC Bank Ltd., ADR	1,559,928
24,168	ICICI Bank Ltd., Sponsored ADR	1,036,807

		2,596,735

	Italy – 4.2%
85,245	Fiat Industrial SpA	961,350
176,100	Prada SpA	1,784,437

		2,745,787

	Japan – 4.8%
60,800	Toyota Motor Corp.	3,138,981

	Korea – 7.2%
8,735	Hyundai Glovis Co. Ltd.	1,479,910
8,189	Hyundai Motor Co.	1,648,693
2,382	Samsung Electronics Co. Ltd., GDR, 144A	1,600,704

		4,729,307

Shares	Description	Value (†)
Common Stocks – continued
	Mexico – 2.2%
53,488	Grupo Televisa SAB, Sponsored ADR	$1,423,316

	Norway – 4.3%
50,827	Subsea 7 S.A.	1,194,520
73,762	Telenor ASA	1,624,097

		2,818,617

	Russia – 1.4%
73,728	Sberbank of Russia, Sponsored ADR	940,032

	Spain – 2.7%
47,036	Grifols S.A.(b)	1,747,012

	Sweden – 1.2%
52,563	Sandvik AB	810,823

	Switzerland – 10.3%
16,637	Cie Financiere Richemont S.A., Class A	1,309,859
57,412	Credit Suisse Group AG, (Registered)	1,509,976
20,740	Holcim Ltd., (Registered)	1,656,628
6,986	Roche Holding AG	1,628,597
6,489	Swatch Group AG (The), (Registered)	659,804

		6,764,864

	Taiwan – 2.5%
294,560	Hon Hai Precision Industry Co. Ltd., Sponsored GDR	1,642,172

	United Kingdom – 17.8%
72,768	Barclays PLC, Sponsored ADR	1,292,359
22,655	BHP Billiton PLC	659,752
187,169	BP PLC	1,316,172
26,636	British American Tobacco PLC	1,428,289
59,255	Prudential PLC	962,392
12,524	Rio Tinto PLC	589,886
51,352	Standard Chartered PLC	1,333,412
239,649	Tesco PLC	1,393,111
33,975	Unilever PLC	1,437,045
83,587	Vedanta Resources PLC	1,282,501

		11,694,919

	Total Common Stocks (Identified Cost $56,378,453)	63,287,698

Exchange Traded Funds – 1.6%

	United States – 1.6%
7,455	iShares MSCI EAFE Index Fund	439,696
14,180	iShares MSCI Emerging Markets Index Fund	606,620

	Total Exchange Traded Funds (Identified Cost $1,054,435)	1,046,316

Principal Amount	Description	Value (†)
Short-Term Investments – 2.5%
$ 1,634,675	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $1,634,675 on 4/01/2013 collateralized by $1,670,000 U.S. Treasury Note, 0.250% due 9/15/2015 valued at $1,667,913 including accrued interest(c) (Identified Cost $1,634,675)	$1,634,675

	Total Investments – 100.5% (Identified Cost $59,067,563)(a)	65,968,689
	Other assets less liabilities – (0.5)%	(349,142)

	Net Assets – 100.0%	$65,619,547

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2013, approximately 62% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $59,067,563 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,128,344
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,227,218)

Net unrealized appreciation	$6,901,126

At December 31, 2012, the Fund had a short-term capital loss carryforward of $14,311,241 which expires on December 31, 2017 and $2,274,173 with no expiration date. At December 31, 2012, late-year ordinary and post-October capital loss deferrals were $8,628. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $1,600,704 or 2.4% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,626,009	$—	$1,626,009
China	—	8,482,428	—	8,482,428
France	—	2,635,932	—	2,635,932
Germany	995,555	2,885,255	—	3,880,810
Italy	—	2,745,787	—	2,745,787
Norway	—	2,818,617	—	2,818,617
Spain	—	1,747,012	—	1,747,012
Sweden	—	810,823	—	810,823
Switzerland	—	6,764,864	—	6,764,864
United Kingdom	1,292,359	10,402,560	—	11,694,919
All Other Common Stocks*	20,080,497	—	—	20,080,497

Total Common Stocks	22,368,411	40,919,287	—	63,287,698

Exchange Traded Funds*	1,046,316	—	—	1,046,316
Short-Term Investments	—	1,634,675	—	1,634,675

Total	$23,414,727	$42,553,962	$—	$65,968,689

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $4,369,865 were transferred from Level 2 to Level 1 during the period ended March 31, 2013. At March 31, 2013, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2013 (Unaudited)

Commercial Banks	17.0%
Insurance	10.1
Textiles, Apparel & Luxury Goods	8.5
Automobiles	7.3
Oil, Gas & Consumable Fuels	5.5
Diversified Telecommunication Services	4.8
Metals & Mining	3.8
Machinery	2.7
Biotechnology	2.7
Construction & Engineering	2.6

Construction Materials	2.5
Electronic Equipment, Instruments & Components	2.5
Pharmaceuticals	2.5
Semiconductors & Semiconductor Equipment	2.4
Capital Markets	2.3
Internet Software & Services	2.3
Air Freight & Logistics	2.3
Food Products	2.2
Tobacco	2.2
Media	2.2
Food & Staples Retailing	2.1
Other Investments, less than 2% each	7.5
Short-Term Investments	2.5
Total Investments	100.5

Other assets less liabilities	(0.5)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

United States Dollar	26.1%
British Pound	15.8
Hong Kong Dollar	15.6
Euro	12.6
Swiss Franc	10.3
Japanese Yen	4.8
South Korean Won	4.8
Norwegian Krone	4.3
Australian Dollar	2.5
Canadian Dollar	2.5
Swedish Krona	1.2

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

Natixis Diversified Income Fund

Shares	Description	Value (†)
Common Stocks – 47.0% of Net Assets
	Aerospace & Defense – 1.3%
5,028	General Dynamics Corp.	$354,524
4,438	Honeywell International, Inc.	334,403
8,545	Lockheed Martin Corp.	824,764
5,457	Northrop Grumman Corp.	382,809

		1,896,500

	Automobiles – 0.1%
10,180	Ford Motor Co.	133,867

	Beverages – 0.1%
4,500	Coca-Cola Co. (The)	181,980

	Biotechnology – 0.1%
13,256	PDL BioPharma, Inc.	96,901

	Chemicals – 0.8%
3,497	International Flavors & Fragrances, Inc.	268,115
6,288	Olin Corp.	158,583
3,163	PPG Industries, Inc.	423,652
5,257	RPM International, Inc.	166,016
4,127	Sensient Technologies Corp.	161,325

		1,177,691

	Commercial Banks – 0.9%
6,902	Bank of Hawaii Corp.	350,691
4,643	BB&T Corp.	145,744
7,548	F.N.B. Corp.	91,331
6,755	First Niagara Financial Group, Inc.	59,849
7,653	FirstMerit Corp.	126,504
6,933	Trustmark Corp.	173,394
8,438	United Bankshares, Inc.	224,535
11,800	Valley National Bancorp	120,832

		1,292,880

	Commercial Services & Supplies – 1.1%
5,308	Avery Dennison Corp.	228,615
5,607	Deluxe Corp.	232,130
23,231	Pitney Bowes, Inc.	345,213
19,193	R.R. Donnelley & Sons Co.	231,276
5,421	Republic Services, Inc.	178,893
7,103	Waste Management, Inc.	278,508

		1,494,635

	Computers & Peripherals – 0.2%
9,152	Seagate Technology PLC	334,597

	Containers & Packaging – 0.3%
5,572	MeadWestvaco Corp.	202,264
6,851	Sonoco Products Co.	239,716

		441,980

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – 0.3%
5,273	Genuine Parts Co.	$411,294

	Diversified Financial Services – 0.4%
3,227	McGraw-Hill Cos., Inc. (The)	168,062
8,630	NYSE Euronext	333,463

		501,525

	Diversified Telecommunication Services – 0.6%
8,743	AT&T, Inc.	320,781
12,503	CenturyLink, Inc.	439,230
7,493	Telefonica S.A., Sponsored ADR	101,231

		861,242

	Electric Utilities – 3.0%
7,338	American Electric Power Co., Inc.	356,847
5,661	Cleco Corp.	266,237
4,934	Edison International	248,279
8,727	Entergy Corp.	551,895
11,797	Exelon Corp.	406,761
9,029	FirstEnergy Corp.	381,024
5,725	NextEra Energy, Inc.	444,718
5,813	Northeast Utilities	252,633
4,996	OGE Energy Corp.	349,620
7,181	Pinnacle West Capital Corp.	415,708
8,356	PPL Corp.	261,626
6,887	UNS Energy Corp.	337,050

		4,272,398

	Electrical Equipment – 0.7%
4,914	Eaton Corp. PLC	300,983
5,304	Emerson Electric Co.	296,334
3,636	Hubbell, Inc., Class B	353,092

		950,409

	Food & Staples Retailing – 0.1%
5,931	Sysco Corp.	208,593

	Food Products – 0.6%
5,372	General Mills, Inc.	264,893
5,847	H.J. Heinz Co.	422,563
3,305	Mondelez International, Inc., Class A	101,166

		788,622

	Gas Utilities – 0.8%
7,772	AGL Resources, Inc.	326,035
4,250	National Fuel Gas Co.	260,738
6,729	New Jersey Resources Corp.	301,796
5,163	Oneok, Inc.	246,120

		1,134,689

	Hotels, Restaurants & Leisure – 1.0%
7,300	Darden Restaurants, Inc.	377,264
5,813	McDonald’s Corp.	579,498

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
7,500	Starwood Hotels & Resorts Worldwide, Inc.	$477,975

		1,434,737

	Household Durables – 0.7%
7,358	Garmin Ltd.	243,108
10,525	KB Home	229,129
7,371	Leggett & Platt, Inc.	248,993
3,639	Tupperware Brands Corp.	297,452

		1,018,682

	Household Products – 0.8%
5,667	Clorox Co. (The)	501,699
5,814	Kimberly-Clark Corp.	569,656

		1,071,355

	Industrial Conglomerates – 0.1%
5,218	General Electric Co.	120,640

	Insurance – 0.8%
3,573	Allstate Corp. (The)	175,327
6,380	Arthur J. Gallagher & Co.	263,558
6,831	Cincinnati Financial Corp.	322,355
9,841	Mercury General Corp.	373,269

		1,134,509

	Leisure Equipment & Products – 0.2%
5,681	Mattel, Inc.	248,771

	Machinery – 0.1%
3,877	Briggs & Stratton Corp.	96,150

	Media – 0.3%
5,383	Cinemark Holdings, Inc.	158,476
7,502	Meredith Corp.	287,026

		445,502

	Metals & Mining – 0.2%
12,938	Cliffs Natural Resources, Inc.	245,951
5,754	Commercial Metals Co.	91,201

		337,152

	Multi Utilities – 3.1%
6,818	Alliant Energy Corp.	342,127
8,201	Avista Corp.	224,707
6,946	Black Hills Corp.	305,902
6,776	CenterPoint Energy, Inc.	162,353
6,522	CMS Energy Corp.	182,225
6,867	Dominion Resources, Inc.	399,522
6,829	DTE Energy Co.	466,694
8,522	Integrys Energy Group, Inc.	495,640
6,703	NiSource, Inc.	196,666
7,478	PG&E Corp.	332,995
7,862	Public Service Enterprise Group, Inc.	269,981
7,236	SCANA Corp.	370,194
5,611	Sempra Energy	448,543

Shares	Description	Value (†)
Common Stocks – continued
	Multi Utilities – continued
8,884	TECO Energy, Inc.	$158,313

		4,355,862

	Oil, Gas & Consumable Fuels – 0.8%
5,617	Chevron Corp.	667,412
7,622	ConocoPhillips	458,082

		1,125,494

	Pharmaceuticals – 0.8%
7,186	Bristol-Myers Squibb Co.	295,992
6,775	Eli Lilly & Co.	384,752
6,586	Merck & Co., Inc.	291,299
5,764	Pfizer, Inc.	166,349

		1,138,392

	Real Estate Management & Development – 0.5%
11,600	Brookfield Office Properties, Inc.	199,172
28,300	Forest City Enterprises, Inc., Class A(b)	502,891

		702,063

	REITs—Apartments – 3.9%
11,000	American Campus Communities, Inc.	498,740
11,300	AvalonBay Communities, Inc.	1,431,371
10,600	BRE Properties, Inc.	516,008
11,700	Camden Property Trust	803,556
40,600	Equity Residential	2,235,436

		5,485,111

	REITs—Diversified – 2.5%
14,300	American Assets Trust, Inc.	457,743
22,900	DuPont Fabros Technology, Inc.	555,783
20,800	First Potomac Realty Trust	308,464
16,500	Liberty Property Trust	655,875
13,900	Retail Properties of America, Inc., Class A	205,720
16,000	Vornado Realty Trust	1,338,240

		3,521,825

	REITs—Healthcare – 3.2%
2,300	Aviv REIT, Inc.(b)	55,338
33,100	HCP, Inc.	1,650,366
13,600	Health Care REIT, Inc.	923,576
6,200	Omega Healthcare Investors, Inc.	188,232
23,700	Ventas, Inc.	1,734,840

		4,552,352

	REITs—Hotels – 1.2%
66,500	Host Hotels & Resorts, Inc.	1,163,085
5,300	Pebblebrook Hotel Trust	136,687
19,500	RLJ Lodging Trust	443,820

		1,743,592

	REITs—Manufactured Homes – 0.4%
6,600	Equity Lifestyle Properties, Inc.	506,880

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Office Property – 3.5%
8,600	Alexandria Real Estate Equities, Inc.	$610,428
29,400	BioMed Realty Trust, Inc.	635,040
15,000	Boston Properties, Inc.	1,515,900
5,900	Douglas Emmett, Inc.	147,087
15,000	EPR Properties	780,750
21,000	Kilroy Realty Corp.	1,100,400
11,100	Piedmont Office Realty Trust, Inc., Class A	217,449

		5,007,054

	REITs—Regional Malls – 4.0%
21,400	Macerich Co. (The)	1,377,732
26,600	Simon Property Group, Inc.	4,217,696

		5,595,428

	REITs—Shopping Centers – 2.1%
41,500	DDR Corp.	722,930
8,500	Federal Realty Investment Trust	918,340
16,700	Ramco-Gershenson Properties Trust	280,560
14,200	Regency Centers Corp.	751,322
24,500	Retail Opportunity Investments Corp.	343,245

		3,016,397

	REITs—Single Tenant – 0.3%
11,300	National Retail Properties, Inc.	408,721

	REITs—Storage – 1.9%
18,500	CubeSmart	292,300
18,000	Extra Space Storage, Inc.	706,860
11,500	Public Storage	1,751,680

		2,750,840

	REITs—Warehouse/Industrials – 1.3%
44,200	ProLogis, Inc.	1,767,116

	Thrifts & Mortgage Finance – 0.3%
6,602	Hudson City Bancorp, Inc.	57,041
12,871	New York Community Bancorp, Inc.	184,699
8,700	People’s United Financial, Inc.	116,928

		358,668

	Tobacco – 1.2%
8,841	Altria Group, Inc.	304,042
25,986	Lorillard, Inc.	1,048,535
6,855	Universal Corp.	384,154

		1,736,731

	Trading Companies & Distributors – 0.4%
176	United Rentals, Inc.(b)	9,675
5,757	Watsco, Inc.	484,624

		494,299

	Total Common Stocks (Identified Cost $57,614,935)	66,354,126

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 46.3%
Non-Convertible Bonds – 43.9%
	ABS Home Equity – 0.8%
$50,000	Banc of America Funding Trust, Series 2005-4, Class 1A3, 5.500%, 8/25/2035	$51,335
48,656	Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 2.915%, 2/25/2034(c)	48,508
42,882	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.934%, 2/25/2035(c)	42,106
4,560	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 3.006%, 1/25/2035(c)	4,341
15,572	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.839%, 7/25/2034(c)	15,043
14,062	Citicorp Mortgage Securities, Inc., Series 2006-5, Class 1A2, 6.000%, 10/25/2036	14,074
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	23,897
30,469	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.718%, 9/20/2034(c)	28,989
43,031	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.474%, 4/25/2035(c)	31,935
82,336	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	82,542
63,639	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, 2.764%, 6/25/2034(c)	62,667
19,412	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	20,065
89,372	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.586%, 7/19/2035(c)	82,340
75,536	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.127%, 12/25/2034(c)	65,840
13,079	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.524%, 7/25/2045(c)	11,004
59,927	JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.003%, 7/25/2035(c)	59,492
53,570	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.364%, 1/25/2047(c)	37,454
19,827	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A2, 0.474%, 11/25/2035(c)	19,073
75,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	75,440
65,268	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.909%, 5/25/2036(c)	56,543
75,000	Residential Accredit Loans, Inc., Series 2003-QS17, Class CB5, 5.500%, 9/25/2033	77,052
43,227	WaMu Mortgage Pass Through Certificates, Series 2004-AR1, Class A, 2.569%, 3/25/2034(c)	43,882
12,233	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 0.984%, 12/25/2046(c)	10,822
25,927	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.935%, 4/25/2047(c)	22,254
60,404	Wells Fargo Mortgage Backed Securities, Series 2003-N, Class 1A2, 4.581%, 12/25/2033(c)	61,031
61,491	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	63,064

		1,110,793

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – 0.3%
$200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	$175,844
300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	282,750

		458,594

	Airlines – 1.1%
20,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	20,900
80,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	80,400
39,912	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	46,258
13,419	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	15,264
778,117	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	845,230
130,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	145,275
115,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	126,788
205,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	220,375

		1,500,490

	Automotive – 0.0%
25,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	26,344
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	40,400

		66,744

	Banking – 2.8%
185,000	Ally Financial, Inc., 3.125%, 1/15/2016	187,312
480,000	Ally Financial, Inc., 4.625%, 6/26/2015	502,221
500,000	Bank of Montreal, 1.950%, 1/30/2018	519,950
500,000	Bank of Nova Scotia, 1.950%, 1/30/2017	519,950
250,000	Barclays Bank PLC, EMTN, 6.000%, 1/14/2021, (EUR)	350,746
105,000	Citigroup, Inc., 5.875%, 2/22/2033	115,227
25,000	Citigroup, Inc., 6.000%, 10/31/2033	27,879
20,000	Citigroup, Inc., 6.125%, 8/25/2036	22,871
185,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	195,149
100,000	HBOS PLC, 6.000%, 11/01/2033, 144A	95,780
400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	450,540

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	$111,785
130,000	Morgan Stanley, 4.875%, 11/01/2022	137,815
210,000	Morgan Stanley, 5.500%, 7/24/2020	241,849
100,000	Morgan Stanley, 5.750%, 1/25/2021	115,559
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	200,358
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	112,029
40,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	37,456

		3,944,476

	Brokerage – 0.5%
140,000	Jefferies Group LLC, 5.125%, 1/20/2023	148,229
45,000	Jefferies Group LLC, 6.250%, 1/15/2036	46,913
20,000	Jefferies Group LLC, 6.450%, 6/08/2027	22,100
295,000	Jefferies Group LLC, 6.500%, 1/20/2043	314,468
95,000	Jefferies Group LLC, 6.875%, 4/15/2021	110,897

		642,607

	Building Materials – 0.4%
170,000	Masco Corp., 5.850%, 3/15/2017	187,884
40,000	Masco Corp., 6.500%, 8/15/2032	40,749
15,000	Masco Corp., 7.750%, 8/01/2029	16,884
250,000	USG Corp., 6.300%, 11/15/2016	265,000

		510,517

	Chemicals – 0.2%
200,000	Hercules, Inc., 6.500%, 6/30/2029	180,000
70,000	Methanex Corp., 3.250%, 12/15/2019	70,607
25,000	Methanex Corp., 5.250%, 3/01/2022	27,880
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	59,665

		338,152

	Commercial Mortgage-Backed Securities – 1.3%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	305,786

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$ 75,000	CW Capital Cobalt Ltd., Series 2006-C1, Class AM, 5.254%, 8/15/2048	$80,562
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.557%, 11/10/2046, 144A(c)	212,003
400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A(c)	415,189
185,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(c)	185,911
25,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	26,677
100,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.575%, 4/12/2049(c)	109,118
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.787%, 8/12/2045, 144A(c)	113,593
100,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	99,803
130,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM, 5.603%, 10/15/2048	145,603
125,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.465%, 2/15/2044, 144A(c)	130,384

		1,824,629

	Consumer Products – 0.1%
160,000	Avon Products, Inc., 5.000%, 3/15/2023	164,171

	Diversified Manufacturing – 0.1%
200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	216,500

	Electric – 0.8%
500,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	502,500
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	74,808
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	56,160
100,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	106,095
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	285,509
68,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	65,790

		1,090,862

	Financial Other – 0.2%
165,000	Aviation Capital Group Corp., 4.625%, 1/31/2018, 144A	170,227
110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	122,326

		292,553

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.0%
50,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	$54,355

	Gaming – 0.3%
50,000	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/2018, 144A	52,875
145,000	MGM Resorts International, 6.750%, 10/01/2020, 144A	153,700
95,000	MGM Resorts International, 7.500%, 6/01/2016	105,212
40,000	MGM Resorts International, 8.625%, 2/01/2019	46,600

		358,387

	Government Guaranteed – 0.8%
665,000	Canada Housing Trust No. 1, 3.600%, 6/15/2013, (CAD)	658,015
250,000	Kommunalbanken AS, 2.375%, 1/19/2016	262,231
165,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	156,802

		1,077,048

	Healthcare – 1.1%
25,000	HCA, Inc., 7.050%, 12/01/2027	24,500
75,000	HCA, Inc., 7.500%, 12/15/2023	80,250
520,000	HCA, Inc., 7.500%, 11/06/2033	530,400
310,000	HCA, Inc., 7.690%, 6/15/2025	330,925
20,000	HCA, Inc., 8.360%, 4/15/2024	22,400
140,000	HCA, Inc., MTN, 7.580%, 9/15/2025	145,950
50,000	HCA, Inc., MTN, 7.750%, 7/15/2036	50,000
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016	377,596

		1,562,021

	Home Construction – 0.7%
80,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	86,200
80,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	68,400
105,000	KB Home, 7.250%, 6/15/2018	115,500
150,000	KB Home, 7.500%, 9/15/2022	168,375
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	76,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$470,000	Pulte Group, Inc., 6.375%, 5/15/2033	$472,350

		987,625

	Independent Energy – 0.7%
30,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	32,700
105,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	69,037
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	302,000
200,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	156,000
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	184,701
50,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	51,875
45,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	48,037
105,000	Southwestern Energy Co., 4.100%, 3/15/2022	110,970

		955,320

	Life Insurance – 0.4%
85,000	American International Group, Inc., 4.875%, 6/01/2022	96,160
300,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	403,875

		500,035

	Local Authorities – 1.5%
235,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	235,620
235,000	Province of Ontario, Canada, 2.950%, 2/05/2015	245,721
780,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	852,153
535,000	Province of Ontario, Canada, 4.750%, 1/19/2016	596,044
140,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	126,335

		2,055,873

	Lodging – 0.0%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	39,725
1,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,140

		40,865

	Media Cable – 0.0%
20,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/2020	22,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 1.3%
$100,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	$101,370
245,000	ArcelorMittal, 6.000%, 3/01/2021	257,583
135,000	ArcelorMittal, 6.750%, 2/25/2022	147,537
225,000	ArcelorMittal, 7.250%, 3/01/2041	223,875
100,000	ArcelorMittal, 7.500%, 10/15/2039	102,750
175,000	Arch Coal, Inc., 7.250%, 6/15/2021	157,062
325,000	Newcrest Finance Pty Ltd., 4.200%, 10/01/2022, 144A	337,672
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	216,000
200,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	194,600
10,000	United States Steel Corp., 6.650%, 6/01/2037	9,200
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	155,947

		1,903,596

	Mortgage Related – 1.4%
405,097	FHLMC, 3.500%, 8/01/2042	427,531
1,467,267	FNMA, 3.500%, 4/01/2042(e)	1,550,351

		1,977,882

	Non-Captive Consumer – 1.1%
50,000	Residential Capital LLC, 9.625%, 5/15/2015(f)	54,500
250,000	SLM Corp., 5.500%, 1/25/2023	248,125
180,000	SLM Corp., MTN, 7.250%, 1/25/2022	201,150
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	65,371
397,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	367,225
115,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	136,275
505,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	507,525

		1,580,171

	Non-Captive Diversified – 1.0%
255,000	Air Lease Corp., 4.750%, 3/01/2020	261,375
25,000	Aircastle Ltd., 7.625%, 4/15/2020	28,938
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	80,960

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$400,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%, 12/29/2049	$465,226
15,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	13,353
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	86,412
80,000	International Lease Finance Corp., 6.250%, 5/15/2019	87,600
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	42,875
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	133,612
140,000	iStar Financial, Inc., 7.125%, 2/15/2018	146,650
70,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	73,150

		1,420,151

	Packaging – 0.1%
65,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	71,175

	Paper – 0.2%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	248,786
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	6,079
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	37,972

		292,837

	Pharmaceuticals – 0.5%
130,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	137,069
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	15,975
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	10,875
490,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	516,337

		680,256

	Pipelines – 0.3%
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	78,592
100,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	112,295
55,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	55,825
70,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	78,400
45,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	45,338

		370,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.4%
$520,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	$585,019

	REITs – Warehouse/Industrials – 0.0%
20,000	ProLogis LP, 6.625%, 5/15/2018	24,050
30,000	ProLogis LP, 6.875%, 3/15/2020	36,816

		60,866

	Retailers – 1.4%
215,356	CVS Pass-Through Trust, 7.507%, 1/10/2032, 144A	279,160
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	441,500
205,000	Dillard’s, Inc., 7.000%, 12/01/2028	215,250
45,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	33,750
205,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	163,487
100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	122,038
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	270,580
490,000	Toys R Us, Inc., 7.375%, 10/15/2018	432,425

		1,958,190

	Sovereigns – 0.3%
700,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	368,922

	Supermarkets – 0.3%
35,000	Delhaize Group S.A., 5.700%, 10/01/2040	34,146
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	230,800
160,000	SUPERVALU, Inc., 8.000%, 5/01/2016	166,400

		431,346

	Supranational – 0.6%
560,000	Asian Development Bank, GMTN, 2.500%, 3/15/2016	592,858
400,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	204,300

		797,158

	Technology – 0.7%
470,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	361,900
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	296,400

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$110,000		Arrow Electronics, Inc., 3.000%, 3/01/2018	$110,975
195,000		Flextronics International Ltd., 5.000%, 2/15/2023, 144A	194,512

			963,787

		Treasuries – 17.4%
775,000		Canadian Government, 3.000%, 12/01/2015, (CAD)(e)	801,359
255,000		Canadian Government, 3.500%, 6/01/2020, (CAD)	283,762
15,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	20,087
10,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	12,693
15,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	19,671
160,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	217,843
10,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	13,734
1,570,000		Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)	509,860
44,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	407,212
7,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	84,987
30,000	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	327,777
120,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	114,194
10,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	325,594
195,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	222,590
470,000		Spain Government Bond, 4.650%, 7/30/2025, (EUR)	566,466
6,508,403		U.S. Treasury Inflation Indexed Bond, 0.125%, 4/15/2017(g)	7,019,417
3,469,095		U.S. Treasury Inflation Indexed Bond, 0.125%, 1/15/2022(g)	3,774,539
2,373,034		U.S. Treasury Inflation Indexed Bond, 0.125%, 7/15/2022(g)	2,586,051
1,311,978		U.S. Treasury Inflation Indexed Bond, 0.625%, 2/15/2043(g)	1,315,053
1,394,211		U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(e)(g)	1,947,539
1,845,000		U.S. Treasury Note, 0.250%, 3/31/2014	1,846,369
2,075,000		U.S. Treasury Note, 0.250%, 10/31/2014	2,075,892
2,185,746		Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	144,992

			24,637,681

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.9%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	$370,683
230,000	American Tower Corp., 4.700%, 3/15/2022	249,960
495,000	Sprint Capital Corp., 6.875%, 11/15/2028	506,138
10,000	Sprint Capital Corp., 6.900%, 5/01/2019	10,975
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	23,850
125,000	Sprint Nextel Corp., 9.000%, 11/15/2018, 144A	154,531

		1,316,137

	Wirelines – 1.9%
10,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,225
80,000	CenturyLink, Inc., 7.650%, 3/15/2042	77,300
240,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	232,800
300,000	Embarq Corp., 7.995%, 6/01/2036	315,813
175,000	Frontier Communications Corp., 7.125%, 3/15/2019	189,000
75,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	78,562
70,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	77,000
85,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	94,775
400,000	OI European Group BV, 9.750%, 9/15/2016, 144A, (BRL)	205,369
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,937
315,000	Qwest Corp., 7.250%, 10/15/2035	323,026
269,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	249,729
402,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	390,531
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	39,860
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	46,842
75,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	78,966
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	80,716
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	80,512

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
100,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	$162,937

		2,750,900

	Total Non-Convertible Bonds (Identified Cost $58,837,772)	61,941,316

Convertible Bonds – 2.4%
	Automotive – 0.1%
115,000	Ford Motor Co., 4.250%, 11/15/2016	184,287

	Brokerage – 0.0%
60,000	Jefferies Group LLC, 3.875%, 11/01/2029	61,688

	Construction Machinery – 0.1%
60,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	89,550

	Diversified Manufacturing – 0.1%
170,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	170,956
20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	23,988

		194,944

	Home Construction – 0.4%
10,000	Lennar Corp., 2.000%, 12/01/2020, 144A	15,156
5,000	Lennar Corp., 2.750%, 12/15/2020, 144A	9,688
240,000	Lennar Corp., 3.250%, 11/15/2021, 144A	452,550
100,000	Standard Pacific Corp., 1.250%, 8/01/2032	127,750

		605,144

	Independent Energy – 0.1%
65,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	62,278
25,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	25,031

		87,309

	Life Insurance – 0.1%
100,000	Old Republic International Corp., 3.750%, 3/15/2018	111,563

	Metals & Mining – 0.2%
150,000	Peabody Energy Corp., 4.750%, 12/15/2066	122,250
85,000	United States Steel Corp., 2.750%, 4/01/2019	85,956

		208,206

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Non-Captive Diversified – 0.1%
$70,000	iStar Financial, Inc., 3.000%, 11/15/2016	$82,294

	Pharmaceuticals – 0.2%
75,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	162,797
60,000	Mylan, Inc., 3.750%, 9/15/2015	132,937
5,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	5,991

		301,725

	Technology – 1.0%
250,000	Ciena Corp., 0.875%, 6/15/2017	226,094
65,000	Ciena Corp., 3.750%, 10/15/2018, 144A	73,694
535,000	Intel Corp., 2.950%, 12/15/2035	567,769
95,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	101,353
55,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	64,212
150,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	185,344
35,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	43,662
55,000	Xilinx, Inc., 2.625%, 6/15/2017	77,997

		1,340,125

	Textile – 0.0%
45,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	50,034

	Total Convertible Bonds (Identified Cost $2,814,690)	3,316,869

Municipals – 0.0%
	Michigan – 0.0%
50,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(h) (Identified Cost $49,998)	43,758

	Total Bonds and Notes (Identified Cost $61,702,460)	65,301,943

Shares
Preferred Stocks – 1.5%
Convertible Preferred Stocks – 0.8%
	Automotive – 0.4%
15,950	General Motors Co., Series B, 4.750%	684,893

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Automotive – continued
1,250	Goodyear Tire & Rubber Co. (The), 5.875%	$54,387

		739,280

	Banking – 0.1%
19	Bank of America Corp., Series L, 7.250%	23,145
70	Wells Fargo & Co., Series L, Class A, 7.500%	90,213

		113,358

	Independent Energy – 0.0%
45	Chesapeake Energy Corp., Series A, 5.750%, 144A	45,984

	Metals & Mining – 0.1%
4,283	Cliffs Natural Resources, Inc., 7.000%	79,964

	Non-Captive Diversified – 0.1%
1,780	iStar Financial, Inc., Series J, 4.500%	92,275

	REITs—Healthcare – 0.1%
1,600	Health Care REIT, Inc., Series I, 6.500%	99,376

	Total Convertible Preferred Stocks (Identified Cost $1,213,163)	1,170,237

Non-Convertible Preferred Stocks – 0.7%
	Banking – 0.4%
4,125	Countrywide Capital IV, 6.750%	104,486
20,424	SunTrust Banks. Inc., 5.875%	513,051

		617,537

	Non-Captive Diversified – 0.3%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	117,163
225	Ally Financial, Inc., Series G, 7.000%, 144A	222,511

		339,674

	Total Non-Convertible Preferred Stocks (Identified Cost $818,846)	957,211

	Total Preferred Stocks (Identified Cost $2,032,009)	2,127,448

Notional Amount
Purchased Swaptions – 0.5%
	Interest Rate Swaptions – 0.5%
$30,000,000	1-year Interest Rate Swap Put, expiring 9/27/2013, Pay 3-month LIBOR, Receive 0.295%(i)(j)	3,690

Notional Amount	Description	Value (†)
Purchased Swaptions – continued
	Interest Rate Swaptions – continued
$10,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 3-month LIBOR, Receive 0.674%(i)(j)	$38,147
6,950,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 3-month LIBOR, Receive 1.378%(i)(j)	85,012
5,000,000	30-year Interest Rate Swap Call, expiring 9/29/2014, Pay 2.798%, Receive 3-month LIBOR(i)(j)	614,670

	Total Purchased Swaptions (Identified Cost $631,448)	741,519

Principal Amount (‡)
Short-Term Investments – 3.7%
$5,227,636	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $5,227,636 on 4/01/2013 collateralized by $5,345,000 U.S. Treasury Note, 0.250% due 9/15/2015 valued at $5,338,319 including accrued interest(k)	5,227,636
25,000	U.S. Treasury Bill, 0.081%, 7/05/2013(l)(m)	24,996

	Total Short-Term Investments (Identified Cost $5,252,631)	5,252,632

	Total Investments – 99.0% (Identified Cost $127,233,483)(a)	139,777,668
	Other assets less liabilities – 1.0%	1,438,817

	Net Assets – 100.0%	$141,216,485

Notional Amount
Written Swaptions – (0.3%)
	Interest Rate Swaptions – (0.3%)
$30,000,000	1-year Interest Rate Swap Put, expiring 9/27/2013, Pay 0.445%, Receive 3-month LIBOR(i)(j)	$(27,150)
10,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 0.398%, Receive 3-month LIBOR(i)(j)	(7,665)
6,950,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 0.957%, Receive 3-month LIBOR(i)(j)	(22,052)
5,000,000	30-year Interest Rate Swap Call, expiring 9/29/2014, Pay 3-month LIBOR, Receive 3.298%(i)(j)	(348,805)

	Total Written Swaptions (Premiums Received $358,139)	$(405,672)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $127,437,057 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,874,241
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,533,630)

Net unrealized appreciation	$12,340,611

At December 31, 2012, the Fund had a short-term capital loss carryforward of $16,671,610 of which $2,473,528 expires on December 31, 2016 and $14,198,082 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or swaptions.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Illiquid security. At March 31, 2013, the value of this security amounted to $43,758 or less than 0.1% of net assets.
(i)	Counterparty is Citibank, N.A.
(j)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	All or a portion of this security has been pledged as initial margin for potential futures activity.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $9,161,440 or 6.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/04/2013	British Pound	67,000	$101,770	$(24)
Sell[2]	4/30/2013	Euro	1,348,000	1,728,238	64,529

Total					$64,505

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks*	$66,354,126	$—	$—		$66,354,126
Bonds and Notes
Non-Convertible Bonds
Airlines	—	20,900	1,479,590	(a)	1,500,490
All Other Non-Convertible Bonds*	—	60,440,826	—		60,440,826

Total Non-Convertible Bonds	—	60,461,726	1,479,590		61,941,316

Convertible Bonds*	—	3,316,869	—		3,316,869
Municipals*	—	43,758	—		43,758

Total Bonds and Notes	—	63,822,353	1,479,590		65,301,943

Preferred Stocks
Convertible Preferred Stocks*	1,170,237	—	—		1,170,237
Non-Convertible Preferred Stocks
Banking	617,537	—	—		617,537
Non-Captive Diversified	117,163	222,511	—		339,674

Total Preferred Stocks	1,904,937	222,511	—		2,127,448

Purchased Swaptions*	—	741,519	—		741,519
Short-Term Investments	—	5,252,632	—		5,252,632

Total Investments	68,259,063	70,039,015	1,479,590		139,777,668

Forward Foreign Currency Contracts (unrealized appreciation)	—	64,529	—		64,529

Total	$68,259,063	$70,103,544	$1,479,590		$139,842,197

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(405,672)	$—	$(405,672)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(24)	—	(24)

Total	$—	$(405,696)	$—	$(405,696)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$17	$—	$24,858	$—	$(21,663)	$1,476,378	$—	$1,479,590	$24,858

Debt securities valued at $1,476,378 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based upon inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swaptions.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’ investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended March 31, 2013, the Fund used futures contracts and interest rate swaptions for hedging purposes and to manage duration.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts and interest rate swaptions. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2013, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse International	$(24)	—

Forward foreign currency contracts and interest rate swaptions are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of March 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties as initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $831,044 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $425,372. These amounts do not take into account collateral received by the fund in the amount of $260,000.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser and/or subadviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the Fund and the derivative counterparties. This risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received or initial margin pledged may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of March 31, 2013:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Purchased Swaptions (at value)	$741,519	$—
Forwards (unrealized appreciation)	—	64,529

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Written Swaptions (at value)	$(405,672)	$—
Forwards (unrealized depreciation)	—	(24)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	17.4%
REITs—Regional Malls	4.0
REITs—Apartments	3.9
REITs—Office Property	3.5
Banking	3.3
REITs—Healthcare	3.3
Multi Utilities	3.1
Electric Utilities	3.0
REITs—Diversified	2.5
REITs—Shopping Centers	2.1
REITs—Storage	2.0
Other Investments, less than 2% each	47.2
Short-Term Investments	3.7

Total Investments	99.0
Other assets less liabilities (including open written swaptions and forward foreign currency contracts)	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 91.2% of Net Assets
	Australia – 5.9%
154,400	Amcor Ltd.	$1,495,911
379,600	AMP Ltd.	2,068,104
134,358	Orica Ltd.	3,434,497

		6,998,512

	Canada – 2.5%
90,000	Thomson Reuters Corp.	2,920,116

	France – 8.9%
65,842	BNP Paribas S.A.	3,385,437
4,900	Christian Dior S.A.	813,344
27,700	Danone S.A.	1,928,718
10,700	PPR	2,353,228
30,550	Publicis Groupe	2,050,473

		10,531,200

	Germany – 6.7%
25,100	Allianz SE, (Registered)	3,421,687
76,100	Daimler AG, (Registered)	4,150,290
4,800	SAP AG	386,051

		7,958,028

	Ireland – 1.5%
70,400	Experian PLC	1,220,171
2,614,200	Governor & Co. of the Bank of Ireland (The)(b)	517,152

		1,737,323

	Israel – 1.7%
42,900	Check Point Software Technologies Ltd.(b)	2,015,871

	Italy – 6.1%
276,200	Fiat Industrial SpA	3,114,846
2,813,300	Intesa Sanpaolo SpA	4,145,124

		7,259,970

	Japan – 18.7%
88,000	Canon, Inc.	3,178,414
480,000	Daiwa Securities Group, Inc.	3,344,983
2,600	FANUC Corp.	400,212
79,000	Honda Motor Co. Ltd.	2,983,428
24,100	Meitec Corp.	599,844
91,200	Olympus Corp.(b)	2,142,064
114,400	Omron Corp.	2,819,440
64,700	Rohm Co. Ltd.	2,371,222
20,300	Secom Co. Ltd.	1,045,892
62,600	Toyota Motor Corp.	3,231,912

		22,117,411

Shares	Description	Value (†)
Common Stocks – continued
	Mexico – 0.2%
7,300	Grupo Televisa SAB, Sponsored ADR	$194,253

	Netherlands – 4.6%
18,286	Akzo Nobel NV	1,161,825
7,900	Heineken Holding NV	506,900
86,500	Koninklijke Ahold NV	1,326,070
82,464	Koninklijke Philips Electronics	2,439,862

		5,434,657

	Spain – 2.3%
398,822	Banco Santander S.A.	2,701,874

	Sweden – 3.3%
10,050	Assa Abloy AB, Series B	410,851
35,100	Atlas Copco AB, Series B	889,303
74,100	Hennes & Mauritz AB, Series B	2,653,826

		3,953,980

	Switzerland – 15.3%
49,800	Adecco S.A., (Registered)	2,731,440
20,530	Cie Financiere Richemont S.A., Class A	1,616,361
193,146	Credit Suisse Group AG, (Registered)	5,079,886
625	Geberit AG, (Registered)	154,109
950	Givaudan S.A., (Registered)	1,167,871
19,300	Holcim Ltd., (Registered)	1,541,606
29,100	Kuehne & Nagel International AG, (Registered)	3,177,072
19,950	Nestle S.A., (Registered)	1,443,873
14,100	Novartis AG, (Registered)	1,004,934
900	Roche Holding AG	209,811

		18,126,963

	United Kingdom – 13.5%
53,000	Diageo PLC	1,670,059
71,600	GlaxoSmithKline PLC	1,676,660
4,848,800	Lloyds Banking Group PLC(b)	3,612,923
78,600	Schroders PLC	2,524,816
100	Schroders PLC, (Non Voting)	2,629
9,900	Signet Jewelers Ltd.	663,300
48,200	Smiths Group PLC	923,131
250,000	Tesco PLC	1,453,283
76,500	Willis Group Holdings PLC	3,020,985
8,256	Wolseley PLC	411,736

		15,959,522

	Total Common Stocks (Identified Cost $99,784,786)	107,909,680

Principal Amount
Short-Term Investments – 6.9%
$8,101,946	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $8,101,946 on 4/01/2013 collateralized by $8,275,000 U.S. Treasury Note, 0.250% due 9/15/2015 valued at $8,264,656 including accrued interest(c) (Identified Cost $8,101,946)	8,101,946

Description	Value (†)
Total Investments – 98.1% (Identified Cost $107,886,732)(a)	$116,011,626
Other assets less liabilities – 1.9%	2,264,981

Net Assets – 100.0%	$118,276,607

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2013, approximately 66% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $107,886,732 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,228,040
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,103,146)

Net unrealized appreciation	$8,124,894

At December 31, 2012, the Fund had a short-term capital loss carryforward of $745,109 with no expiration date and a long-term capital loss carryforward of $303,650 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	12/18/2013	Australian Dollar	3,240,000	$3,309,061	$(13,009)
Buy	6/19/2013	Japanese Yen	62,000,000	658,987	4,944
Buy	6/19/2013	Japanese Yen	36,000,000	382,638	(42,976)
Sell	6/19/2013	Japanese Yen	354,000,000	3,762,603	793,030
Buy	9/18/2013	Swedish Krona	325,000	49,698	(57)
Sell	9/18/2013	Swedish Krona	650,000	99,397	1,439
Sell	9/18/2013	Swedish Krona	1,970,000	301,250	(4,893)
Sell	9/18/2013	Swiss Franc	4,110,000	4,340,597	113,816

Total					$852,294

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,998,512	$—	$6,998,512
France	—	10,531,200	—	10,531,200
Germany	—	7,958,028	—	7,958,028
Ireland	—	1,737,323	—	1,737,323
Italy	—	7,259,970	—	7,259,970
Netherlands	—	5,434,657	—	5,434,657
Spain	—	2,701,874	—	2,701,874
Sweden	—	3,953,980	—	3,953,980
Switzerland	—	18,126,963	—	18,126,963
United Kingdom	3,684,285	12,275,237	—	15,959,522
All Other Common Stocks*	27,247,651	—	—	27,247,651

Total Common Stocks	30,931,936	76,977,744	—	107,909,680

Short-Term Investments	—	8,101,946	—	8,101,946

Total Investments	30,931,936	85,079,690	—	116,011,626

Forward Foreign Currency Contracts (unrealized appreciation)	—	913,229	—	913,229

Total	$30,931,936	$85,992,919	$—	$116,924,855

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(60,935)	$—	$(60,935)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $15,529,268 were transferred from Level 2 to Level 1 during the period ended March 31, 2013. At March 31, 2013, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. As of March 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $913,229. Counterparty risk is managed based on policies and procedures established by the Fund’s adviser and/or subadviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads.

The following is a summary of derivative instruments for the Fund, as of March 31, 2013:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$913,229

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(60,935)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2013 (Unaudited)

Commercial Banks	12.3%
Capital Markets	9.2
Automobiles	8.7
Insurance	7.2
Chemicals	4.9
Media	4.4
Professional Services	3.8
Machinery	3.8
Industrial Conglomerates	2.9
Food Products	2.8
Specialty Retail	2.8
Office Electronics	2.7
Marine	2.7
Pharmaceuticals	2.4
Electronic Equipment, Instruments & Components	2.4
Food & Staples Retailing	2.3
Textiles, Apparel & Luxury Goods	2.1
Software	2.0
Semiconductors & Semiconductor Equipment	2.0
Multiline Retail	2.0
Other Investments, less than 2% each	7.8
Short-Term Investments	6.9

Total Investments	98.1
Other assets less liabilities (including open forward foreign currency contracts)	1.9

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

Euro	29.1%
Japanese Yen	18.7
Swiss Franc	15.3
United States Dollar	12.0
British Pound	11.3
Australian Dollar	5.9
Swedish Krona	3.3
Canadian Dollar	2.5

Total Investments	98.1
Other assets less liabilities (including open forward foreign currency contracts)	1.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.6% of Net Assets
	Aerospace & Defense – 1.4%
44,200	Boeing Co. (The)	$3,794,570
10,075	TransDigm Group, Inc.	1,540,669

		5,335,239

	Air Freight & Logistics – 1.9%
37,062	Expeditors International of Washington, Inc.	1,323,484
38,600	FedEx Corp.	3,790,520
24,035	United Parcel Service, Inc., Class B	2,064,607

		7,178,611

	Auto Components – 2.4%
34,900	Autoliv, Inc.	2,412,986
68,200	Delphi Automotive PLC	3,028,080
35,058	Lear Corp.	1,923,632
31,800	TRW Automotive Holdings Corp.(b)	1,749,000

		9,113,698

	Automobiles – 0.4%
16,300	Toyota Motor Corp., Sponsored ADR	1,673,032

	Beverages – 1.0%
16,658	Beam, Inc.	1,058,449
33,364	Coca-Cola Co. (The)	1,349,240
1,954	Diageo PLC, Sponsored ADR	245,891
22,323	SABMiller PLC, Sponsored ADR	1,180,664

		3,834,244

	Biotechnology – 1.3%
14,676	Amgen, Inc.	1,504,437
13,306	BioMarin Pharmaceutical, Inc.(b)	828,431
11,913	Infinity Pharmaceuticals, Inc.(b)	577,423
8,945	Onyx Pharmaceuticals, Inc.(b)	794,853
7,021	Pharmacyclics, Inc.(b)	564,559
13,052	Puma Biotechnology, Inc.(b)	435,806

		4,705,509

	Building Products – 0.9%
28,098	Armstrong World Industries, Inc.(b)	1,570,397
51,041	Fortune Brands Home & Security, Inc.(b)	1,910,465

		3,480,862

	Capital Markets – 5.6%
11,729	Affiliated Managers Group, Inc.(b)	1,801,222
4,700	BlackRock, Inc.	1,207,336
32,375	Franklin Resources, Inc.	4,882,474
24,500	Goldman Sachs Group, Inc. (The)	3,605,175
20,226	Greenhill & Co., Inc.	1,079,664
29,269	Legg Mason, Inc.	940,998
43,234	Raymond James Financial, Inc.	1,993,087
102,022	SEI Investments Co.	2,943,335

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
20,203	T. Rowe Price Group, Inc.	$1,512,599
5,492	Virtus Investment Partners, Inc.(b)	1,023,050

		20,988,940

	Chemicals – 2.1%
25,721	Cytec Industries, Inc.	1,905,412
20,578	Eastman Chemical Co.	1,437,785
6,841	Quaker Chemical Corp.	403,756
22,480	Westlake Chemical Corp.	2,101,880
25,658	WR Grace & Co.(b)	1,988,751

		7,837,584

	Commercial Banks – 3.0%
31,511	First Republic Bank	1,216,955
186,528	KeyCorp	1,857,819
36,557	Prosperity Bancshares, Inc.	1,732,436
12,383	Signature Bank(b)	975,285
152,100	Wells Fargo & Co.	5,626,179

		11,408,674

	Commercial Services & Supplies – 0.5%
21,255	Rollins, Inc.	521,810
11,322	Stericycle, Inc.(b)	1,202,170

		1,723,980

	Communications Equipment – 2.2%
28,125	Aruba Networks, Inc.(b)	695,813
142,013	Cisco Systems, Inc.	2,969,492
26,129	NETGEAR, Inc.(b)	875,583
19,634	Palo Alto Networks, Inc.(b)	1,111,284
39,274	QUALCOMM, Inc.	2,629,394

		8,281,566

	Construction Materials – 0.4%
21,069	Eagle Materials, Inc.	1,403,827

	Consumer Finance – 1.4%
31,948	American Express Co.	2,155,212
42,700	Capital One Financial Corp.	2,346,365
14,995	Cash America International, Inc.	786,788

		5,288,365

	Diversified Consumer Services – 0.2%
11,171	Ascent Media Corp., Class A(b)	831,569

	Diversified Financial Services – 2.7%
46,100	CME Group, Inc., Class A	2,830,079
96,900	JPMorgan Chase & Co.	4,598,874
80,437	NASDAQ OMX Group, Inc. (The)	2,598,115

		10,027,068

	Electric Utilities – 0.3%
13,461	ITC Holdings Corp.	1,201,529

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 1.3%
54,267	Babcock & Wilcox Co.	$1,541,726
27,339	Belden, Inc.	1,412,059
21,900	Rockwell Automation, Inc.	1,891,065

		4,844,850

	Electronic Equipment, Instruments & Components – 1.2%
26,712	Amphenol Corp., Class A	1,994,051
48,191	Avnet, Inc.(b)	1,744,514
33,137	Jabil Circuit, Inc.	612,372

		4,350,937

	Energy Equipment & Services – 3.6%
6,969	Dril-Quip, Inc.(b)	607,488
55,151	Helix Energy Solutions Group, Inc.(b)	1,261,855
11,327	Lufkin Industries, Inc.	752,000
41,600	National Oilwell Varco, Inc.	2,943,200
50,198	Oceaneering International, Inc.	3,333,649
20,251	Oil States International, Inc.(b)	1,651,874
44,897	Patterson-UTI Energy, Inc.	1,070,344
24,852	Schlumberger Ltd.	1,861,166

		13,481,576

	Food Products – 2.2%
153,241	Danone S.A., Sponsored ADR	2,149,971
26,430	Green Mountain Coffee Roasters, Inc.(b)	1,500,167
8,720	Hershey Co. (The)	763,261
26,540	Ingredion, Inc.	1,919,373
18,779	J.M. Smucker Co. (The)	1,862,126

		8,194,898

	Gas Utilities – 0.3%
49,320	Questar Corp.	1,199,956

	Health Care Equipment & Supplies – 2.3%
51,036	CareFusion Corp.(b)	1,785,750
39,493	Hologic, Inc.(b)	892,542
24,900	Medtronic, Inc.	1,169,304
16,004	Teleflex, Inc.	1,352,498
14,800	Varian Medical Systems, Inc.(b)	1,065,600
31,266	Zimmer Holdings, Inc.	2,351,828

		8,617,522

	Health Care Providers & Services – 1.8%
23,343	Catamaran Corp.(b)	1,237,879
20,233	MEDNAX, Inc.(b)	1,813,484
34,125	Universal Health Services, Inc., Class B	2,179,564
29,373	WellCare Health Plans, Inc.(b)	1,702,459

		6,933,386

	Health Care Technology – 0.3%
12,300	athenahealth, Inc.(b)	1,193,592

	Hotels, Restaurants & Leisure – 3.9%
38,867	Dunkin’ Brands Group, Inc.	1,433,415

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
33,689	Interval Leisure Group, Inc.	$732,399
83,500	Marriott International, Inc., Class A	3,526,205
17,900	McDonald’s Corp.	1,784,451
73,600	Melco Crown Entertainment Ltd., Sponsored ADR(b)	1,717,824
21,300	Six Flags Entertainment Corp.	1,543,824
26,100	Starwood Hotels & Resorts Worldwide, Inc.	1,663,353
34,527	Wyndham Worldwide Corp.	2,226,301

		14,627,772

	Household Durables – 1.7%
44,354	DR Horton, Inc.	1,077,802
58,088	Jarden Corp.(b)	2,489,049
28,288	Lennar Corp., Class A	1,173,386
55,003	PulteGroup, Inc.(b)	1,113,261
84,371	Standard Pacific Corp.(b)	728,966

		6,582,464

	Household Products – 0.9%
17,167	Church & Dwight Co., Inc.	1,109,503
9,728	Clorox Co. (The)	861,220
18,589	Procter & Gamble Co. (The)	1,432,468

		3,403,191

	Insurance – 1.3%
87,700	American International Group, Inc.(b)	3,404,514
44,729	Brown & Brown, Inc.	1,433,117

		4,837,631

	Internet & Catalog Retail – 2.0%
12,090	Amazon.com, Inc.(b)	3,221,864
15,115	Blue Nile, Inc.(b)	520,712
79,569	Liberty Interactive Corp., Class A(b)	1,701,185
16,886	Liberty Ventures, Series A(b)	1,276,244
3,860	Netflix, Inc.(b)	731,123

		7,451,128

	Internet Software & Services – 3.0%
42,300	Angie’s List, Inc.(b)	835,848
31,379	Cornerstone OnDemand, Inc.(b)	1,070,024
48,440	Facebook, Inc., Class A(b)	1,239,095
5,985	Google, Inc., Class A(b)	4,752,270
25,319	IAC/InterActiveCorp	1,131,253
13,585	LinkedIn Corp., Class A(b)	2,391,775

		11,420,265

	IT Services – 5.0%
13,311	Alliance Data Systems Corp.(b)	2,154,918
13,221	Automatic Data Processing, Inc.	859,629
35,950	Fidelity National Information Services, Inc.	1,424,339
8,900	MasterCard, Inc., Class A	4,816,057
17,061	Teradata Corp.(b)	998,239
36,254	Visa, Inc., Class A	6,157,379

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
30,477	WEX, Inc.(b)	$2,392,445

		18,803,006

	Life Sciences Tools & Services – 0.7%
13,064	Mettler-Toledo International, Inc.(b)	2,785,506

	Machinery – 5.5%
33,399	Actuant Corp., Class A	1,022,677
15,900	Caterpillar, Inc.	1,382,823
12,282	CLARCOR, Inc.	643,331
22,200	Cummins, Inc.	2,570,982
9,471	Flowserve Corp.	1,588,381
65,300	Illinois Tool Works, Inc.	3,979,382
59,407	ITT Corp.	1,688,941
22,619	Kadant, Inc.(b)	565,475
7,851	Middleby Corp. (The)(b)	1,194,530
14,400	Parker Hannifin Corp.	1,318,752
61,233	TriMas Corp.(b)	1,988,236
19,770	WABCO Holdings, Inc.(b)	1,395,564
50,280	Xylem, Inc.	1,385,717

		20,724,791

	Marine – 0.5%
22,571	Kirby Corp.(b)	1,733,453

	Media – 3.1%
62,700	Comcast Corp., Special Class A	2,484,174
19,275	Discovery Communications, Inc., Class A(b)	1,517,714
15,192	Liberty Media Corp., Class A(b)	1,695,883
74,720	Lions Gate Entertainment Corp.(b)	1,776,094
83,088	Live Nation Entertainment, Inc.(b)	1,027,799
31,300	Omnicom Group, Inc.	1,843,570
13,804	Tribune Co.(b)	784,757
9,200	Walt Disney Co. (The)	522,560

		11,652,551

	Metals & Mining – 0.5%
27,193	Reliance Steel & Aluminum Co.	1,935,326

	Multi Utilities – 0.4%
58,399	CMS Energy Corp.	1,631,668

	Multiline Retail – 0.4%
25,500	Family Dollar Stores, Inc.	1,505,775

	Oil, Gas & Consumable Fuels – 2.4%
23,403	Cabot Oil & Gas Corp.	1,582,277
37,367	Cheniere Energy, Inc.(b)	1,046,276
10,744	Clayton Williams Energy, Inc.(b)	469,835
25,194	Cloud Peak Energy, Inc.(b)	473,143
30,300	ExxonMobil Corp.	2,730,333
17,124	Gulfport Energy Corp.(b)	784,793
19,228	Oasis Petroleum, Inc.(b)	732,010

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
40,765	QEP Resources, Inc.	$1,297,958

		9,116,625

	Paper & Forest Products – 0.4%
66,804	Louisiana-Pacific Corp.(b)	1,442,966

	Personal Products – 0.3%
44,396	Prestige Brands Holdings, Inc.(b)	1,140,533

	Pharmaceuticals – 1.4%
12,127	Actavis, Inc.(b)	1,117,018
22,136	Merck & Co., Inc.	979,075
38,204	Mylan, Inc.(b)	1,105,624
27,421	Novartis AG, ADR	1,953,472

		5,155,189

	REITs—Apartments – 0.4%
32,872	American Campus Communities, Inc.	1,490,416

	REITs—Diversified – 0.7%
19,542	Digital Realty Trust, Inc.	1,307,555
27,247	Potlatch Corp.	1,249,548

		2,557,103

	REITs—Healthcare – 0.6%
75,111	Sabra Healthcare REIT, Inc.	2,178,970

	REITs—Office Property – 0.4%
62,121	BioMed Realty Trust, Inc.	1,341,814

	Road & Rail – 1.8%
82,016	Avis Budget Group, Inc.(b)	2,282,505
55,303	Celadon Group, Inc.	1,153,621
14,115	J.B. Hunt Transport Services, Inc.	1,051,285
21,392	Kansas City Southern	2,372,373

		6,859,784

	Semiconductors & Semiconductor Equipment – 6.5%
5,283	Altera Corp.	187,388
6,334	Analog Devices, Inc.	294,468
267,900	Applied Materials, Inc.	3,611,292
42,740	ARM Holdings PLC, Sponsored ADR	1,810,894
21,073	Hittite Microwave Corp.(b)	1,276,181
244,100	Intel Corp.	5,333,585
93,013	Kulicke & Soffa Industries, Inc.(b)	1,075,230
48,300	Lam Research Corp.(b)	2,002,518
29,896	Linear Technology Corp.	1,147,110
187,471	LSI Corp.(b)	1,271,053
34,685	Maxim Integrated Products, Inc.	1,132,465
33,860	Microchip Technology, Inc.	1,244,694
62,928	NXP Semiconductors NV(b)	1,904,201
64,500	Texas Instruments, Inc.	2,288,460

		24,579,539

Shares	Description	Value (†)
Common Stocks – continued
	Software – 5.6%
38,001	Autodesk, Inc.(b)	$1,567,161
19,631	BMC Software, Inc.(b)	909,504
18,302	CommVault Systems, Inc.(b)	1,500,398
13,094	FactSet Research Systems, Inc.	1,212,504
31,801	MICROS Systems, Inc.(b)	1,447,264
42,797	Microsoft Corp.	1,224,422
16,250	NetSuite, Inc.(b)	1,300,975
219,263	Oracle Corp.	7,090,966
19,708	SolarWinds, Inc.(b)	1,164,743
27,899	Splunk, Inc.(b)	1,116,797
50,604	Synopsys, Inc.(b)	1,815,672
7,108	Ultimate Software Group, Inc. (The)(b)	740,369

		21,090,775

	Specialty Retail – 3.6%
14,000	Advance Auto Parts, Inc.	1,157,100
38,700	CarMax, Inc.(b)	1,613,790
20,693	Five Below, Inc.(b)	784,058
19,539	Jos. A. Bank Clothiers, Inc.(b)	779,606
57,701	Lowe’s Cos., Inc.	2,188,022
93,646	Sally Beauty Holdings, Inc.(b)	2,751,319
31,100	Tiffany & Co.	2,162,694
12,449	Tractor Supply Co.	1,296,314
25,482	Urban Outfitters, Inc.(b)	987,173

		13,720,076

	Textiles, Apparel & Luxury Goods – 0.7%
27,171	Michael Kors Holdings Ltd.(b)	1,543,041
19,600	NIKE, Inc., Class B	1,156,596

		2,699,637

	Trading Companies & Distributors – 1.0%
39,117	United Rentals, Inc.(b)	2,150,262
23,758	WESCO International, Inc.(b)	1,725,068

		3,875,330

	Water Utilities – 0.8%
75,869	American Water Works Co., Inc.	3,144,011

	Wireless Telecommunication Services – 0.4%
21,471	SBA Communications Corp., Class A(b)	1,546,341

	Total Common Stocks (Identified Cost $268,107,771)	364,164,650

Closed End Investment Companies – 0.5%
93,099	Ares Capital Corp. (Identified Cost $1,265,125)	1,685,092

Principal Amount	Description	Value (†)
Short-Term Investments – 3.1%
$ 11,586,296	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $11,586,296 on 4/01/2013 collateralized by $11,845,000 U.S. Treasury Note, 0.250% due 9/15/2015 valued at $11,830,194 including accrued interest(c) (Identified Cost $11,586,296)	$11,586,296

	Total Investments – 100.2% (Identified Cost $280,959,192)(a)	377,436,038
	Other assets less liabilities – (0.2)%	(623,603)

	Net Assets – 100.0%	$376,812,435

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $280,959,192 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$98,329,093
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,852,247)

Net unrealized appreciation	$96,476,846

At December 31, 2012, late-year ordinary and post-October capital loss deferrals were $720,076. This amount may be available to offset future realized gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs   Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$364,164,650	$—	$—	$364,164,650
Closed End Investment Companies	1,685,092	—	—	1,685,092
Short-Term Investments	—	11,586,296	—	11,586,296

Total	$365,849,742	$11,586,296	$—	$377,436,038

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at March 31, 2013 (Unaudited)

Semiconductors & Semiconductor Equipment	6.5%
Software	5.6
Capital Markets	5.6
Machinery	5.5
IT Services	5.0
Hotels, Restaurants & Leisure	3.9
Specialty Retail	3.6
Energy Equipment & Services	3.6
Media	3.1
Internet Software & Services	3.0
Commercial Banks	3.0
Diversified Financial Services	2.7
Oil, Gas & Consumable Fuels	2.4
Auto Components	2.4
Health Care Equipment & Supplies	2.3
Communications Equipment	2.2
Food Products	2.2
Chemicals	2.1
Internet & Catalog Retail	2.0
Other Investments, less than 2% each	30.4
Short-Term Investments	3.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 94.4% of Net Assets
	Air Freight & Logistics – 1.0%
85,725	Atlas Air Worldwide Holdings, Inc.(b)	$3,494,151

	Building Products – 2.3%
25,387	A.O. Smith Corp.	1,867,721
97,075	Lennox International, Inc.	6,163,292

		8,031,013

	Capital Markets – 1.6%
179,400	LPL Financial Holdings, Inc.	5,783,856

	Chemicals – 0.4%
53,450	Kraton Performance Polymers, Inc.(b)	1,250,730

	Commercial Banks – 9.3%
427,700	Associated Banc-Corp	6,496,763
444,155	FirstMerit Corp.	7,341,882
176,500	Fulton Financial Corp.	2,065,050
138,125	Hancock Holding Co.	4,270,825
132,725	Prosperity Bancshares, Inc.	6,289,838
263,175	Webster Financial Corp.	6,384,625

		32,848,983

	Commercial Services & Supplies – 3.0%
335,575	KAR Auction Services, Inc.	6,721,567
125,575	McGrath Rentcorp	3,905,383

		10,626,950

	Construction & Engineering – 1.9%
227,475	MasTec, Inc.(b)	6,630,896

	Consumer Finance – 1.9%
113,600	First Cash Financial Services, Inc.(b)	6,627,424

	Containers & Packaging – 4.1%
151,975	Packaging Corp. of America	6,819,118
157,525	Silgan Holdings, Inc.	7,443,056

		14,262,174

	Electronic Equipment, Instruments & Components – 1.4%
70,775	Littelfuse, Inc.	4,802,084

	Energy Equipment & Services – 3.3%
137,200	Forum Energy Technologies, Inc.(b)	3,945,872
64,430	Oil States International, Inc.(b)	5,255,555
250,175	Precision Drilling Corp.	2,309,115

		11,510,542

	Food Products – 0.7%
53,975	Post Holdings, Inc.(b)	2,317,147

Shares	Description	Value (†)
Common Stocks – continued
	Gas Utilities – 2.2%
182,900	Atmos Energy Corp.	$7,808,001

	Health Care Equipment & Supplies – 2.7%
33,425	Sirona Dental Systems, Inc.(b)	2,464,425
84,950	Teleflex, Inc.	7,179,125

		9,643,550

	Health Care Providers & Services – 3.1%
648,575	Health Management Associates, Inc., Class A(b)	8,347,160
50,225	LifePoint Hospitals, Inc.(b)	2,433,904

		10,781,064

	Hotels, Restaurants & Leisure – 2.4%
145,450	Choice Hotels International, Inc.	6,153,990
68,275	Jack in the Box, Inc.(b)	2,361,632

		8,515,622

	Household Durables – 2.7%
133,775	Harman International Industries, Inc.	5,970,378
87,400	Ryland Group, Inc. (The)	3,637,588

		9,607,966

	Household Products – 0.7%
45,725	WD-40 Co.	2,504,358

	Insurance – 6.2%
200,625	American Equity Investment Life Holding Co.	2,987,306
77,325	Aspen Insurance Holdings Ltd.	2,983,199
416,250	CNO Financial Group, Inc.	4,766,063
178,412	HCC Insurance Holdings, Inc.	7,498,656
185,018	Tower Group International Ltd.	3,413,582

		21,648,806

	IT Services – 2.9%
253,250	Broadridge Financial Solutions, Inc.	6,290,730
85,375	Jack Henry & Associates, Inc.	3,945,179

		10,235,909

	Machinery – 4.0%
216,750	Actuant Corp., Class A	6,636,885
34,925	Valmont Industries, Inc.	5,492,655
202,950	Wabash National Corp.(b)	2,061,972

		14,191,512

	Metals & Mining – 2.9%
45,875	Carpenter Technology Corp.	2,261,179
107,625	Globe Specialty Metals, Inc.	1,498,140
88,050	Reliance Steel & Aluminum Co.	6,266,518

		10,025,837

	Oil, Gas & Consumable Fuels – 2.0%
186,614	Oasis Petroleum, Inc.(b)	7,104,395

	Professional Services – 2.8%
91,750	ICF International, Inc.(b)	2,495,600

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
105,800	Towers Watson & Co., Class A	$7,334,056

		9,829,656

	REITs—Apartments – 0.9%
171,875	Associated Estates Realty Corp.	3,203,750

	REITs—Diversified – 2.0%
178,450	Corrections Corp. of America	6,972,041

	REITs—Hotels – 0.7%
427,000	Hersha Hospitality Trust	2,493,680

	REITs—Office Property – 1.3%
112,825	Highwoods Properties, Inc.	4,464,485

	REITs—Shopping Centers – 0.9%
238,250	Excel Trust, Inc.	3,252,113

	Road & Rail – 0.6%
16,525	Celadon Group, Inc.	344,712
54,425	Con-way, Inc.	1,916,304

		2,261,016

	Semiconductors & Semiconductor Equipment – 5.6%
32,925	Hittite Microwave Corp.(b)	1,993,938
222,825	Microsemi Corp.(b)	5,162,855
95,175	MKS Instruments, Inc.	2,588,760
112,525	Semtech Corp.(b)	3,982,260
275,850	Skyworks Solutions, Inc.(b)	6,076,975

		19,804,788

	Software – 7.1%
73,425	ACI Worldwide, Inc.(b)	3,587,546
20,550	BroadSoft, Inc.(b)	543,959
111,800	Fair Isaac Corp.	5,108,142
41,825	Manhattan Associates, Inc.(b)	3,107,179
215,850	SS&C Technologies Holdings, Inc.(b)	6,471,183
164,650	Verint Systems, Inc.(b)	6,017,957

		24,835,966

	Specialty Retail – 5.2%
203,072	Aaron’s, Inc.	5,824,105
39,300	DSW, Inc., Class A	2,507,340
100,075	GNC Holdings, Inc., Class A	3,930,946
98,100	Group 1 Automotive, Inc.	5,892,867

		18,155,258

	Textiles, Apparel & Luxury Goods – 0.9%
73,775	Wolverine World Wide, Inc.	3,273,397

	Trading Companies & Distributors – 3.7%
118,125	United Rentals, Inc.(b)	6,493,331
92,100	WESCO International, Inc.(b)	6,687,381

		13,180,712

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $266,954,813)	$331,979,832

Closed End Investment Companies – 2.6%
514,875	Ares Capital Corp. (Identified Cost $8,283,100)	9,319,238

Principal Amount
Short-Term Investments – 3.1%
$ 10,825,459	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $10,825,459 on 4/01/2013 collateralized by $11,060,000 U.S. Treasury Note, 0.250% due 9/15/2015 valued at $11,046,175 including accrued interest(c) (Identified Cost $10,825,459)	10,825,459

	Total Investments – 100.1% (Identified Cost $286,063,372)(a)	352,124,529
	Other assets less liabilities – (0.1)%	(378,635)

	Net Assets – 100.0%	$351,745,894

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $286,063,372 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$66,874,456
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(813,299)

Net unrealized appreciation	$66,061,157

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$331,979,832	$—	$—	$331,979,832
Closed End Investment Companies	9,319,238	—	—	9,319,238
Short-Term Investments	—	10,825,459	—	10,825,459

Total	$341,299,070	$10,825,459	$—	$352,124,529

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at March 31, 2013 (Unaudited)

Commercial Banks	9.3%
Software	7.1
Insurance	6.2
Semiconductors & Semiconductor Equipment	5.6
Specialty Retail	5.2
Containers & Packaging	4.1
Machinery	4.0
Trading Companies & Distributors	3.7
Energy Equipment & Services	3.3
Health Care Providers & Services	3.1
Commercial Services & Supplies	3.0
IT Services	2.9
Metals & Mining	2.9
Professional Services	2.8
Health Care Equipment & Supplies	2.7
Household Durables	2.7
Closed End Investment Companies	2.6
Hotels, Restaurants & Leisure	2.4
Building Products	2.3
Gas Utilities	2.2
Oil, Gas & Consumable Fuels	2.0
REITs—Diversified	2.0
Other Investments, less than 2% each	14.9
Short-Term Investments	3.1

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2013